Provisions - Summary of Provisions Reconciliation (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other	£ 14
FSCS and Bank Levy [member]
Disclosure of other provisions [line items]
Other	£ 14	£ 0